UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Cardinal Capital Management, Inc.
       2626 Glenwood Avenue, Suite 380
       Raleigh, NC   27608



Form 13F File Number:  28-13067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn Andrews
Title:  President
Phone: 919-532-7500

Signature, Place, and Date of Signing:


    Glenn Andrews        Raleigh, North Carolina    November 3, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               74
                                                  -----------------------

Form 13F Information Table Value Total:             119490 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3M Company                      Common     88579Y101        3831     53364SH               Sole        N/A       53364
ABB Ltd                         ADR           375204         374     21906SH               Sole        N/A       21906
Agilent Technologies            Common     00846U101        1606     51379SH               Sole        N/A       51379
Apple Computer                  Common      37833100        2021      5301SH               Sole        N/A        5301
Automatic Data Processing       Common     053015103        2300     48781SH               Sole        N/A       48781
Banco Santander Central         Common     05964H105         453     56345SH               Sole        N/A       56345
Bank of New York Mellon         Common      64057102        1097     59027SH               Sole        N/A       59027
Bank of Nova Scotia             Common      64149107         487      9705SH               Sole        N/A        9705
Bard CR Inc.                    Common      67383109        1998     22821SH               Sole        N/A       22821
BB&T Corporation                Common      54937107        1882     88235SH               Sole        N/A       88235
Becton Dickinson & Co           Common      75887109        2306     31450SH               Sole        N/A       31450
BHP Billiton ADR                ADR         88606108        1109     16691SH               Sole        N/A       16691
Canon ADR                       ADR        138006309         844     18649SH               Sole        N/A       18649
Carbo Ceramics                  Common     140781105        2255     21995SH               Sole        N/A       21995
Cisco Systems Inc.              Common     17275R102        1769    114134SH               Sole        N/A      114134
Coca-Cola                       Common     191216100        2556     37831SH               Sole        N/A       37831
ConocoPhillips                  Common     20825C104        2133     33687SH               Sole        N/A       33687
Costco Wholesale Corp Del       Common     22160K105        2965     36102SH               Sole        N/A       36102
Cummins Inc                     Common     231021106         328      4020SH               Sole        N/A        4020
Deere & Company                 Common     244199105        2826     43767SH               Sole        N/A       43767
Dentsply International          Common     249030107        2023     65925SH               Sole        N/A       65925
DuPont                          Common     263534107        2289     57265SH               Sole        N/A       57265
Ecolab Inc.                     Common     278865100        2074     42419SH               Sole        N/A       42419
Eli Lilly                       Common     532457108        1598     43217SH               Sole        N/A       43217
ENI S P A Sponsored Adr         ADR        26874R108         508     14465SH               Sole        N/A       14465
Exxon Mobil                     Common     30231G102        4940     68011SH               Sole        N/A       68011
FedEX Corp                      Common     31428X106         930     13741SH               Sole        N/A       13741
General Electric Co             Common     369604103        2502    164400SH               Sole        N/A      164400
General Mills                   Common     370334104        2556     66403SH               Sole        N/A       66403
Google Inc Class A              Common     38259P508        1870      3631SH               Sole        N/A        3631
Harris Corp                     Common     413275105        1415     41409SH               Sole        N/A       41409
Honda Motor ADR                 ADR        438128308         445     15253SH               Sole        N/A       15253
HSBC Holdings ADR               ADR        404280406         514     13500SH               Sole        N/A       13500
Idexx Laboratories              Common     45168D104        2651     38443SH               Sole        N/A       38443
Illinois Tool Works Inc         Common     452308109        1819     43718SH               Sole        N/A       43718
Intel                           Common     458140100        3088    144757SH               Sole        N/A      144757
Internatl Business Mach         Common     459200101        4948     28295SH               Sole        N/A       28295
IShares MidCap S&P 400          ETF        464287507         308      3945SH               Sole        N/A        3945
IShares US Barclays 1-3 YR      ETF        464288646        1347     12955SH               Sole        N/A       12955
IShares US Barclays Aggrgate BD ETF        464287226         337      3065SH               Sole        N/A        3065
IShares US Barclays Int Crdt BD ETF        464288638         394      3685SH               Sole        N/A        3685
J P Morgan Chase & Co Inc       Common     46625H100        1536     51007SH               Sole        N/A       51007
Johnson & Johnson               Common     478160104        5292     83090SH               Sole        N/A       83090
Kimberly Clark                  Common     494368103        3345     47101SH               Sole        N/A       47101
Laboratory CP Amer Hldgs        Common     50540R409        2086     26386SH               Sole        N/A       26386
Lowes                           Common     548661107        1659     85796SH               Sole        N/A       85796
Makita Corp ADR                 ADR        560877300         480     13471SH               Sole        N/A       13471
McCormick & Company             Common     579780206        2276     49296SH               Sole        N/A       49296
McDonalds                       Common     580135101         192      2183SH               Sole        N/A        2183
MDU Resources Group Inc         Common     552690109        1494     77837SH               Sole        N/A       77837
Medtronic Inc.                  Common     585055106        1765     53086SH               Sole        N/A       53086
Merck & Co Inc                  Common     58933Y105        1932     59083SH               Sole        N/A       59083
Microsoft                       Common     594918104        2145     86186SH               Sole        N/A       86186
National Fuel Gas Co            Common     636180101        1751     35978SH               Sole        N/A       35978
Novartis ADR                    ADR        66987V109         933     16738SH               Sole        N/A       16738
Pepsico                         Common     713448108        1732     27986SH               Sole        N/A       27986
Potash Corp Saskatchewan        Common     73755L107         484     11190SH               Sole        N/A       11190
Proctor & Gamble                Common     742718109        3776     59765SH               Sole        N/A       59765
Royal Bank Canada PV$1          Common     780087102         424      9274SH               Sole        N/A        9274
Royal Dutch Shell PLC           Common     780259206         671     10908SH               Sole        N/A       10908
Salix Pharmaceuticals LTD       Common     795435106        1518     51299SH               Sole        N/A       51299
Sanofi Aventis Spon ADR         ADR        80105N105         843     25692SH               Sole        N/A       25692
SAP AG ADR                      ADR        803054204         484      9565SH               Sole        N/A        9565
Tele Norte Leste Part ADR       ADR        879246106         228     23946SH               Sole        N/A       23946
Telefonica SA ADR               ADR        879382208         661     34552SH               Sole        N/A       34552
Teva Pharmaceuticals            Common     881624209         762     20482SH               Sole        N/A       20482
Total SA Sponsor ADR            ADR        89151E109         367      8371SH               Sole        N/A        8371
Toyota Motor Corp. ADR          ADR        892331307         594      8700SH               Sole        N/A        8700
Unilever PLC NEW ADR            ADR        904767704         986     31597SH               Sole        N/A       31597
Union Pacific Corp              Common     907818108         294      3600SH               Sole        N/A        3600
United Parcel Service Class B   Common     911312106         940     14884SH               Sole        N/A       14884
Vale Sa Adr                     ADR        91912E105         337     14788SH               Sole        N/A       14788
Wal Mart Stores Inc             Common     931142103        2076     39992SH               Sole        N/A       39992
Wells Fargo & Co                Common     949746101        1732     71813SH               Sole        N/A       71813


TOTAL:  $119490 (thousands)


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